Note 8 - Fair Value Measurement (Details) - Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active m (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Note 8 - Fair Value Measurement (Details) - Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active m [Line Items]
Cash and cash equivalents	€ 16,154	€ 12,485
Fair Value, Inputs, Level 1 [Member]
Note 8 - Fair Value Measurement (Details) - Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active m [Line Items]
Cash and cash equivalents	€ 16,154	€ 12,485